Financial risk management - Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 563,271,001	₩ 530,307,902
Credit loss allowances of financial assets	(3,686,334)	(3,201,738)
Financial assets at amortized cost, net	559,584,667	527,106,164
Mitigation of credit risk due to collateral	234,196,570	220,822,281
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	443,189,229	416,553,960
Credit loss allowances of financial assets	(3,669,963)	(3,184,791)
Financial assets at amortized cost, net	439,519,266	413,369,169
Mitigation of credit risk due to collateral	234,196,570	220,822,281
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,161,467	14,184,805
Credit loss allowances of financial assets	(23,810)	(18,297)
Financial assets at amortized cost, net	20,137,657	14,166,508
Mitigation of credit risk due to collateral	42,418	133,618
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	184,327,707	186,937,727
Credit loss allowances of financial assets	(788,342)	(579,725)
Financial assets at amortized cost, net	183,539,365	186,358,002
Mitigation of credit risk due to collateral	129,278,429	126,988,030
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	15,488,982	15,259,749
Credit loss allowances of financial assets	(7,592)	(8,284)
Financial assets at amortized cost, net	15,481,390	15,251,465
Mitigation of credit risk due to collateral	9,000	9,000
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	194,797,349	174,227,790
Credit loss allowances of financial assets	(1,811,657)	(1,700,217)
Financial assets at amortized cost, net	192,985,692	172,527,573
Mitigation of credit risk due to collateral	104,854,134	93,682,859
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,413,724	25,943,889
Credit loss allowances of financial assets	(1,038,562)	(878,268)
Financial assets at amortized cost, net	27,375,162	25,065,621
Mitigation of credit risk due to collateral	12,589	8,774
Securities measured at FVTPL
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	62,093,908	63,806,919
Financial assets at amortized cost, net	62,093,908	63,806,919
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	57,987,864	49,947,023
Credit loss allowances of financial assets	(16,371)	(16,947)
Financial assets at amortized cost, net	57,971,493	49,930,076
12-month expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	442,549,223	419,779,996
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	333,295,165	315,298,590
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	15,883,274	10,793,973
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	165,886,703	169,313,467
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	14,401,434	14,531,532
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	116,264,866	101,866,101
12-month expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,858,888	18,793,517
12-month expected credit loss | Grade 1 | Securities measured at FVTPL
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	52,920,399	56,176,008
12-month expected credit loss | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	56,333,659	48,305,398
12-month expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	72,849,931	66,690,144
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	62,099,931	57,606,684
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	4,166,423	3,278,144
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,846,625	7,015,361
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,071,236	710,527
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	47,287,903	44,060,819
12-month expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,727,744	2,541,833
12-month expected credit loss | Grade 2 | Securities measured at FVTPL
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	9,106,311	7,478,125
12-month expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,643,689	1,605,335
Life time expected credit loss | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,925,652	20,603,681
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,925,652	20,603,681
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	111,593	112,254
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	8,544,051	7,900,192
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	15,755	17,433
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	12,582,994	10,743,965
Life time expected credit loss | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,671,259	1,829,837
Life time expected credit loss | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,861,923	21,370,502
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,784,209	21,181,426
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	177	434
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,340,393	2,127,173
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	557	257
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,780,729	16,702,928
Life time expected credit loss | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,662,353	2,350,634
Life time expected credit loss | Grade 2 | Securities measured at FVTPL
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	67,198	152,786
Life time expected credit loss | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,516	36,290
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,084,272	1,863,579
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,084,272	1,863,579
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	709,935	581,534
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	880,857	853,977
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 493,480	₩ 428,068